Accrued Expenses and Other Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	September 30,	December 31,
	2014	2013
Customer and escrow deposits	$4,622	$3,327
Warranty reserve	2,114	1,150
Accrued compensation costs	6,400	5,511
Land development and home construction accruals	25,256	12,286
Accrued interest	5,653	9
Income tax payable	—	4,731
Billings in excess of collections	85	1,199
Earnout liability	2,768	—
Other	3,776	2,145
Total	$50,674	$30,358

	As of December 31,
	2013	2012
Customer and escrow deposits	$2,857	$1,302
Warranty reserve	1,150	679
Accrued compensation costs	5,511	1,437
Land development and home construction accruals	21,142	10,954
Construction defect reserves	—	3,590
Income tax payable	4,730	—
Billings in excess of collections	1,199	—
Other	1,494	1,146
Total accrued expenses and other liabilities	$38,083	$19,108